Dividend income	12 Months Ended
Dec. 31, 2017
Dividend income
Dividend income

35. Dividend income

Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of Dividend income is as follows:

	2015	2016	2017

Equity instruments classified as:
Financial assets held for trading	37	16	5
Of which:
NAFTRAC (Exchange-traded fund or ETF)	14	6	2
América Móvil, S.A.B, de C.V.	2	1	1
Grupo México, S.A.B. de C.V.	2	—	—
Wal-Mart de México, S.A.B. de C.V.	6	3	1
Fomento Económico Mexicano, S.A.B. de C.V.	1	1	—
Others	12	5	1

Available-for-sale financial assets	67	78	145
Of which:
Controladora Prosa, S.A. de C.V.	—	—	62
Trans Unión de México, S.A.	51	57	83
Dun & Bradstreet de México S.A. de C.V.	—	20	—
Others	16	1	—
	104	94	150